Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Share-based Payment Arrangement, Option [Member] Ordinary Shares [Member]	Share-based Payment Arrangement, Option [Member] Additional Paid-in Capital [Member]	Share-based Payment Arrangement, Option [Member] Retained Earnings [Member]	Share-based Payment Arrangement, Option [Member] AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]	Share-based Payment Arrangement, Option [Member] Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Share-based Payment Arrangement, Option [Member] Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent [Member]	Share-based Payment Arrangement, Option [Member] AOCI Attributable to Parent [Member]	Share-based Payment Arrangement, Option [Member] Treasury Stock [Member]	Share-based Payment Arrangement, Option [Member]	Employee Stock Purchase Plan [Member] Ordinary Shares [Member]	Employee Stock Purchase Plan [Member] Additional Paid-in Capital [Member]	Employee Stock Purchase Plan [Member] Retained Earnings [Member]	Employee Stock Purchase Plan [Member] AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]	Employee Stock Purchase Plan [Member] Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Employee Stock Purchase Plan [Member] Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent [Member]	Employee Stock Purchase Plan [Member] AOCI Attributable to Parent [Member]	Employee Stock Purchase Plan [Member] Treasury Stock [Member]	Employee Stock Purchase Plan [Member]	Restricted Share Units [Member] Ordinary Shares [Member]	Restricted Share Units [Member] Additional Paid-in Capital [Member]	Restricted Share Units [Member] Retained Earnings [Member]	Restricted Share Units [Member] AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]	Restricted Share Units [Member] Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Restricted Share Units [Member] Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent [Member]	Restricted Share Units [Member] AOCI Attributable to Parent [Member]	Restricted Share Units [Member] Treasury Stock [Member]	Restricted Share Units [Member]	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Dec. 31, 2016																												1,669,036,600
Balance at Dec. 31, 2016																												$ 33	$ 142,738	$ (41,372)	$ 1	$ 4,544	$ (130)	$ 4,415	$ (25,030)	$ 80,784
Shares for exercise of stock options (in shares)																												687,350
Shares for exercise of stock options																													29							29
Shares for Employee Stock Purchase Plan (in shares)																												2,375,200
Shares for Employee Stock Purchase Plan																													84							84
Shares vested under restricted share units (in shares)																												20,281,800
Shares vested under restricted share units																												$ 1	(1)
Acquisition of treasury stock																																			(708)	(708)
Treasury stock reissued (in shares)	(687,350)									(2,375,200)									(20,281,800)
Treasury stock reissued		$ (44)									$ (151)								$ (1)	$ (1,298)
Treasury stock reissued								$ 44									$ 151									$ 1,299
Stock-based compensation																													1,589							1,589
Net (loss) income																														(6,145)						(6,145)
Unrealized pension gain (loss)																																	(61)	(61)		(61)
Foreign currency translation adjustments																																984		984		984
Unrealized loss on available-for-sale investments																															(1)			(1)		(1)
Balance (in shares) at Dec. 31, 2017																												1,669,036,600
Balance at Dec. 31, 2017																												$ 33	142,946	(47,517)		5,528	(191)	5,337	(24,244)	76,555
Balance (in shares) at Dec. 31, 2016																												1,669,036,600
Balance at Dec. 31, 2016																												$ 33	142,738	(41,372)	1	4,544	(130)	4,415	(25,030)	80,784
Balance (in shares) at Dec. 31, 2019																												1,669,036,600
Balance at Dec. 31, 2019																												$ 33	143,484	(51,773)		4,766	(112)	4,654	(21,343)	75,055
Balance (in shares) at Dec. 31, 2017																												1,669,036,600
Balance at Dec. 31, 2017																												$ 33	142,946	(47,517)		5,528	(191)	5,337	(24,244)	76,555
Shares for exercise of stock options (in shares)																												346,550
Shares for exercise of stock options																													10							10
Shares for Employee Stock Purchase Plan (in shares)																												3,307,950
Shares for Employee Stock Purchase Plan																													86							86
Shares vested under restricted share units (in shares)																												25,588,950
Shares vested under restricted share units																												$ 1	(1)
Acquisition of treasury stock																																			(451)	(451)
Treasury stock reissued (in shares)	(346,550)									(3,307,950)									(25,588,950)
Treasury stock reissued		(19)									(88)								$ (1)	(1,240)
Treasury stock reissued			(2)					21				(118)					206				(363)					1,604
Stock-based compensation																													1,421							1,421
Net (loss) income																														2,088						2,088
Unrealized pension gain (loss)																																	14	14		14
Foreign currency translation adjustments																																(677)		(677)		(677)
Balance (in shares) at Dec. 31, 2018																												1,669,036,600
Balance at Dec. 31, 2018																												$ 33	143,115	(45,912)		4,851	(177)	4,674	(22,864)	$ 79,046
Shares for exercise of stock options (in shares)																												256,900								256,900
Shares for exercise of stock options																													7							$ 7
Shares for Employee Stock Purchase Plan (in shares)																												4,264,200
Shares for Employee Stock Purchase Plan																													109							109
Shares vested under restricted share units (in shares)																												28,661,400
Shares vested under restricted share units																												$ 1	(1)
Acquisition of treasury stock																																			(510)	(510)
Treasury stock reissued (in shares)	(256,900)									(4,264,200)									(28,661,400)
Treasury stock reissued		$ (16)									$ (122)								$ (1)	$ (1,070)
Treasury stock reissued								$ 16				$ (136)					$ 258				$ (686)					$ 1,757
Stock-based compensation																													1,462							1,462
Net (loss) income																														(5,039)						(5,039)
Unrealized pension gain (loss)																																	65	65		65
Foreign currency translation adjustments																																(85)		(85)		(85)
Balance (in shares) at Dec. 31, 2019																												1,669,036,600
Balance at Dec. 31, 2019																												$ 33	$ 143,484	$ (51,773)		$ 4,766	$ (112)	$ 4,654	$ (21,343)	$ 75,055